Average Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2010 Fund	Sep. 29, 2023
Fidelity Simplicity RMD 2010 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.10%)
Past 5 years	1.78%
Past 10 years	4.76%
Fidelity Simplicity RMD 2010 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.51%)
Past 5 years	0.45%
Past 10 years	3.27%
Fidelity Simplicity RMD 2010 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.40%)
Past 5 years	1.04%
Past 10 years	3.41%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNH
Average Annual Return:
Past 1 year	(12.87%)
Past 5 years	2.05%
Past 10 years	4.94%